Condensed Balance Sheet - USD ($)	Jun. 30, 2026	Feb. 25, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 832,812
Prepaid expenses	128,649
Total current assets	961,461
Noncurrent assets
Long-term prepaid expenses	107,208
Marketable securities held in Trust Account	75,238,468
Deferred offering costs		$ 128,033
Total Assets	76,307,137	128,033
Current liabilities:
Accounts payable	15,353
Accrued offering costs		128,033
Accrued expenses	40,234	8,697
Total Current Liabilities	55,587	136,730
Deferred underwriting fee payable	2,250,000
Total liabilities	2,305,587
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 7,500,000 shares at a redemption value of $10.00 per share	75,238,468
Shareholders' Deficit
Preference shares, $0.0001 par value, 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in-capital	0	24,868
Accumulated deficit	(1,237,078)	(33,697)
Total Shareholders' Deficit	(1,236,918)	(8,697)
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	76,307,137	128,033
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption, 7,500,000 shares at a redemption value of $10.00 per share	75,238,468
Shareholders' Deficit
Common Stock, Value, Issued	28	0
Common Class B [Member]
Shareholders' Deficit
Common Stock, Value, Issued	132	$ 132
OHB Pediatrics Ltd [Member]
Current assets
Cash	26,982,000		$ 0
Prepaid clinical trial costs	1,591,000		1,228,000	$ 14,000
Prepaid taxes	413,000		226,000	0
Total current assets	28,986,000		1,454,000	14,000
Noncurrent assets
Deposits	3,006,000		43,000	0
Deferred offering costs	691,000		0
Total noncurrent assets	3,697,000		43,000
Total Assets	32,683,000		1,497,000	14,000
Current liabilities:
Accounts payable	2,501,000		168,000	117,000
Accounts payable and accrued expenses	7,030,000		1,528,000	230,000
Due to parent Co.	7,301,000		0	141,000
Total Current Liabilities	14,331,000		1,528,000	371,000
Total liabilities	14,331,000		1,528,000	371,000
Commitments and Contingencies
Mezzanine equity
Series A redeemable convertible preferred stock, $0.000001 par value; 32,500,000 and none authorized, issued and outstanding as of June 30, 2026 and December 31, 2025 respectively	31,890,000		0
Shareholders' Deficit
Common Stock, Value, Issued	0		0	0
Additional paid-in-capital	15,976,000		15,976,000	0
Accumulated deficit	(29,514,000)		(16,007,000)	(357,000)
Total Shareholders' Deficit	(13,538,000)		(31,000)	(357,000)
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	$ 32,683,000		$ 1,497,000	$ 14,000